John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 97.6%		$58,105,714
(Cost $47,862,069)
Australia 1.4%		860,451
Macquarie Group, Ltd.	9,791	860,451
Belgium 1.4%		801,068
Umicore SA	16,962	801,068
Brazil 2.5%		1,509,837
Itau Unibanco Holding SA, ADR	173,583	885,273
Pagseguro Digital, Ltd., Class A (A)	16,337	624,564
Canada 1.6%		954,049
Canadian Pacific Railway, Ltd.	3,467	954,049
China 9.6%		5,714,960
Alibaba Group Holding, Ltd., ADR (A)	8,379	2,103,296
BYD Company, Ltd., H Shares	103,500	975,145
Ping An Insurance Group Company of China, Ltd., H Shares	106,800	1,126,871
Sunny Optical Technology Group Company, Ltd.	41,000	769,943
Xinyi Solar Holdings, Ltd.	674,000	739,705
Denmark 5.1%		3,048,043
Novo Nordisk A/S, B Shares	14,827	972,838
Orsted A/S (B)	6,878	983,454
Vestas Wind Systems A/S	8,517	1,091,751
Finland 1.0%		604,551
Sampo OYJ, A Shares	16,726	604,551
France 8.1%		4,797,002
Air Liquide SA	5,038	828,654
AXA SA	42,077	844,222
BioMerieux	4,665	751,865
Dassault Systemes SE	3,753	683,399
Schneider Electric SE	9,143	1,048,372
Worldline SA (A)(B)	7,445	640,490
Germany 8.3%		4,946,700
adidas AG (A)	2,466	680,068
Deutsche Telekom AG	50,105	836,493
Infineon Technologies AG	40,974	1,044,651
SAP SE	7,638	1,205,687
Vonovia SE	18,253	1,179,801
Hong Kong 3.2%		1,899,044
AIA Group, Ltd.	99,000	892,677
Beijing Enterprises Water Group, Ltd. (A)	999,840	424,921
Hang Lung Properties, Ltd.	237,000	581,446
India 2.0%		1,173,472
HDFC Bank, Ltd., ADR (A)	25,101	1,173,472
Indonesia 3.3%		1,970,300
Bank Rakyat Indonesia Persero Tbk PT	4,442,197	964,913
Kalbe Farma Tbk PT	9,346,100	1,005,387
Ireland 1.9%		1,135,732
Kerry Group PLC, Class A	8,575	1,135,732
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan 13.3%		$7,913,137
Daikin Industries, Ltd.	6,500	1,143,652
Hoya Corp.	11,220	1,106,511
Keyence Corp.	1,700	716,868
Nippon Telegraph & Telephone Corp.	25,900	601,177
ORIX Corp.	44,900	485,599
Panasonic Corp.	44,700	387,163
Recruit Holdings Company, Ltd.	18,099	564,614
Shimano, Inc.	4,100	890,265
Shiseido Company, Ltd.	10,100	562,734
Sundrug Company, Ltd.	17,000	578,526
Yamaha Corp.	19,000	876,028
Netherlands 2.4%		1,415,456
ASML Holding NV	1,691	601,216
ING Groep NV	116,772	814,240
Russia 2.8%		1,638,279
Yandex NV, Class A (A)	28,472	1,638,279
South Africa 2.0%		1,216,890
Naspers, Ltd., N Shares	6,688	1,216,890
South Korea 3.0%		1,785,654
LG Household & Health Care, Ltd.	761	877,683
SK Hynix, Inc.	12,968	907,971
Spain 0.9%		515,561
Red Electrica Corp. SA	26,446	515,561
Sweden 3.1%		1,865,499
Atlas Copco AB, B Shares	23,553	911,564
Essity AB, B Shares (A)	28,912	953,935
Switzerland 4.8%		2,872,238
Novartis AG	12,698	1,045,900
Roche Holding AG	5,273	1,826,338
Taiwan 3.6%		2,165,618
Delta Electronics, Inc.	121,000	827,091
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	16,967	1,338,527
Thailand 1.9%		1,107,801
Advanced Info Service PCL	92,300	547,907
Kasikornbank PCL	213,600	559,894
United Kingdom 10.4%		6,194,372
Croda International PLC	11,682	871,881
Dechra Pharmaceuticals PLC	15,928	592,735
DS Smith PLC	158,495	535,971
Ferguson PLC	10,791	951,267
GlaxoSmithKline PLC, ADR	22,635	912,643
Spirax-Sarco Engineering PLC	4,871	650,938
Unilever NV	28,413	1,678,937

Total investments (Cost $47,862,069) 97.6%	$58,105,714
Other assets and liabilities, net 2.4%	1,423,178
Total net assets 100.0%	$59,528,892

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
Information technology	16.9%
Financials	15.5%
Health care	13.8%
Industrials	12.2%
Consumer discretionary	11.9%
Consumer staples	9.7%
Communication services	6.1%
Materials	5.2%
Utilities	3.3%
Real estate	3.0%
Other assets and liabilities, net	2.4%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$860,451	—	$860,451	—
Belgium	801,068	—	801,068	—
Brazil	1,509,837	$1,509,837	—	—
Canada	954,049	954,049	—	—
China	5,714,960	2,103,296	3,611,664	—
Denmark	3,048,043	—	3,048,043	—
Finland	604,551	—	604,551	—
France	4,797,002	—	4,797,002	—
Germany	4,946,700	—	4,946,700	—
Hong Kong	1,899,044	—	1,899,044	—
India	1,173,472	1,173,472	—	—
Indonesia	1,970,300	—	1,970,300	—
Ireland	1,135,732	—	1,135,732	—
Japan	7,913,137	—	7,913,137	—
Netherlands	1,415,456	—	1,415,456	—
Russia	1,638,279	1,638,279	—	—
South Africa	1,216,890	—	1,216,890	—
South Korea	1,785,654	—	1,785,654	—
Spain	515,561	—	515,561	—
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	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Sweden	$1,865,499	—	$1,865,499	—
Switzerland	2,872,238	—	2,872,238	—
Taiwan	2,165,618	$1,338,527	827,091	—
Thailand	1,107,801	—	1,107,801	—
United Kingdom	6,194,372	912,643	5,281,729	—
Total investments in securities	$58,105,714	$9,630,103	$48,475,611	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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